This is filed pursuant to Rule 497(e).
File Nos. 2-25364 and 811-01415.

ALLIANCE CAPITAL [LOGO] (R)


                       THE ALLIANCE STOCK FUNDS
                             Alliance Quasar Fund, Inc.
                             The Alliance Fund, Inc.
                             Alliance Global Small Cap Fund, Inc.
________________________________________________________________

Supplement dated March 6, 2000 to the Prospectus and Application dated February 1, 2000 of The Alliance Stock Funds.


This Supplement supersedes certain information under the heading "Management of the Funds -- Portfolio Managers". Bruce Aronow is now Portfolio Manager of Alliance Quasar Fund, Inc., The Alliance Fund, Inc. and joins Mark Breedon as a Portfolio Manager of Alliance Global Small Cap Fund, Inc. Mr. Aronow is a Vice President of Alliance Capital Management Corporation, the sole general partner of Alliance, with which he has been associated since 1999. Prior thereto, he was a Vice President at Invesco since 1998, a Vice President at LGT Asset Management since 1996 and a Vice President at Chancellor Capital Management since before 1995.

        _________________________________________________

You should retain this Supplement with your Prospectus for future reference.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.

This is filed pursuant to Rule 497(e).
File Nos. 2-25364 and 811-01415.

ALLIANCE CAPITAL [LOGO] (R)


                       THE ALLIANCE STOCK FUNDS
                             Alliance Quasar Fund, Inc.
                             The Alliance Fund, Inc.
                             Alliance Global Small Cap Fund, Inc.
________________________________________________________________

Supplement dated March 6, 2000 to the Advisor Class Prospectus and Application dated February 1, 2000 of The Alliance Stock
Funds.


This Supplement supersedes certain information under the heading "Management of the Funds -- Portfolio Managers". Bruce Aronow is now Portfolio Manager of Alliance Quasar Fund, Inc., The Alliance Fund, Inc. and joins Mark Breedon as a Portfolio Manager of Alliance Global Small Cap Fund, Inc. Mr. Aronow is a Vice President of Alliance Capital Management Corporation, the sole general partner of Alliance, with which he has been associated since 1999. Prior thereto, he was a Vice President at Invesco since 1998, a Vice President at LGT Asset Management since 1996 and a Vice President at Chancellor Capital Management since before 1995.

        _________________________________________________

You should retain this Supplement with your Prospectus for future reference.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.




















00250176.AP9